Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	X-Square Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001901443
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 07, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 07, 2025
Prospectus Date	rr_ProspectusDate	Jan. 28, 2025
X-Square Municipal Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

X-Square Municipal Income ETF

(ZTAX)

(a series of X-Square Series Trust)

Supplement dated May 7, 2025, to the Summary Prospectus and Prospectus dated January 28, 2025, as previously supplemented

Effective immediately, the Average Annual Total Returns table on page 8 of the Summary Prospectus and Prospectus has been replaced in its entirety with the following:

X-Square Municipal Income ETF | Bloomberg Municipal Bond: High Yield (non-Investment Grade) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.32%
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2023
X-Square Municipal Income ETF | X-Square Municipal Income ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZTAX
1 Year	rr_AverageAnnualReturnYear01	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2023
X-Square Municipal Income ETF | X-Square Municipal Income ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2023
X-Square Municipal Income ETF | X-Square Municipal Income ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2023